Lease Commitments (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
ASU 2016-02 Transition [Abstract]
Lease asset and liability discount rate	12.00%		12.00%
Rent expense	$ 161,722	$ 86,219	$ 417,669	$ 277,113